Employee benefits expenses (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of information about defined benefit plans [abstract]
Schedule of employee benefits expenses

Employee benefits expenses are made up as follow:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Wages and salaries	107,128	95,684	101,250
Workers ‘profit sharing, note 14	15,712	21,554	18,692
Social contributions	21,523	20,626	23,687
Legal bonuses	15,156	14,133	13,477
Vacations	14,305	12,572	11,974
Long-term compensation, note 14	9,495	11,401	16,088
Cessation payments	3,524	9,201	19,184
Training	2,344	2,557	1,510
Others	1,370	1,214	1,432

	190,557	188,942	207,294

Schedule of allocation of employee benefits expenses

      Employee benefits expenses are allocated as follows:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Cost of sales, note 19	84,190	76,523	90,139
Administrative expenses, note 20	84,660	94,437	100,059
Selling and distribution expenses, note 21	21,707	17,982	17,096

	190,557	188,942	207,294